RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020
Concentration Risk [Line Items]
Translated exchange rates	6.447	6.447	6.447		6.553	6.553	7.08
Revenue and expenses translated average exchange rates		6.466	6.466	6.779	6.78	6.78	6.94
Outstanding borrowings		$ 155,120	¥ 1,000,000		$ 152,607
RMB [Member]
Concentration Risk [Line Items]
Outstanding borrowings						¥ 1,000,000
Minimum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate		4.84%	4.84%		4.84%	4.84%
Maximum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate		6.96%	6.96%		6.96%	6.96%
Two Customers [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales					57.40%	57.40%
Two Customers [Member] | Minimum [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales					10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Revenue, percentage	14.00%	34.50%	34.50%